FINANCING RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short term:
Short-term financing receivables		¥ 6,620,994	¥ 10,170,673
Net deferred origination fees		(15,839)	(9,829)
Allowance for credit losses		(150,096)	(313,464)
Total short-term financing receivables, net	$ 1,515,025	6,470,898	9,857,209
Long-term:
Long-term financing receivables		1,090,878	1,841,777
Net deferred origination fees		(3,751)	(14,483)
Allowance for credit losses		(24,730)	(56,732)
Total long-term financing receivables, net	$ 274,356	¥ 1,066,148	1,785,045
Short term and long term financing receivables
Weighted average interest rates of financing receivables (as a percent)	24.50%	26.30%
Installment purchase loans
Short term:
Short-term financing receivables		¥ 1,591,486	1,020,662
Long-term:
Long-term financing receivables		269,644	170,042
Impairment of financial receivables
Impairment of financing receivable, collectively		1,861,100	1,190,700
Impairment of financing receivable, individually		30,100	87,000
Personal installment loans
Short term:
Short-term financing receivables		5,045,347	9,159,840
Long-term:
Long-term financing receivables		824,985	1,686,218
Impairment of financial receivables
Impairment of financing receivable, collectively		5,850,700	10,821,700
Impairment of financing receivable, individually		¥ 84,600	¥ 460,100